Note 4. Related Party Transactions and Officer Loan (Details) (USD $)	26 Months Ended
Nov. 30, 2012
Subscriptions (increase/decrease)	$ (14,333)
Proceeds from stock issuance to founder (increase/decrease)	$ 14,333